Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2019	130	1,128	788	357	2,403
Additions	402	282	1,674	223	2,581
Amounts utilised	(203)	(660)	(837)	(81)	(1,781)
Unused amounts reversed	(34)	(158)	(49)	(108)	(349)
Exchange and other movements	61	13	70	(111)	33
At 31 Dec 2019	356	605	1,646	280	2,887
Contractual commitments[1]
At 1 Jan 2019					517
Net change in expected credit loss provision and other movements					(6)
At 31 Dec 2019					511
Total provisions
At 31 Dec 2018					2,920
At 31 Dec 2019					3,398

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2017	334	1,501	1,454	469	3,758
Additions	73	1,132	288	232	1,725
Amounts utilised	(158)	(1,255)	(838)	(143)	(2,394)
Unused amounts reversed	(107)	(279)	(90)	(131)	(607)
Exchange and other movements	(12)	29	(26)	(70)	(79)
At 31 Dec 2018	130	1,128	788	357	2,403
Contractual commitments[1]
At 1 Jan 2018					537
Net change in expected credit loss provision and other movements					(20)
At 31 Dec 2018					517
Total provisions
At 31 Dec 2017					4,011
At 31 Dec 2018					2,920

1
Contractual commitments include the provision for contingent liabilities measured under IFRS 9 ‘Financial Instruments’ in respect of financial guarantees and the expected credit loss provision on off-balance sheet guarantees and commitments.

Disclosure of insurance complaints received

Cumulative PPI complaints received to 31 December 2019
	Footnotes	Cumulative actual to 31 Dec 2019
Information requests received during autoconversion period (000s)	1	1,889
Information requests awaiting evaluation (000s)		234
Remaining autoconverted claims anticipated to be worked (000s)	1	167
Remaining reactive claims anticipated to be worked (000s)	1	44
Total remaining claims anticipated to be worked (000s)	1	211
Average uphold rate per claim	2	86%
Average redress per claim ($)	3	3,226

1	Excludes invalid claims for which no PPI policy exists.

2	Including inbound and autoconverted claims, but excludes FOS complaints.

3	Including inbound and autoconverted claims, but excludes claims from the Official Receiver.